Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2022
Basis of preparation
Going concern

Going concern

The Group has a strong liquidity position with €7.4 billion of cash and cash equivalents available at 31 March 2022 which, together with undrawn revolving credit facilities of €7.6 billion, cover all of the Group’s reasonably expected cash requirements over the going concern period. The Directors have reviewed trading and liquidity forecasts for the Group, which were based on current trading conditions, and considered a variety of scenarios including not being able to access the capital markets during the assessment period. In addition to the liquidity forecasts prepared, the Directors considered the availability of the Group’s revolving credit facilities which were undrawn as at 31 March 2022. As a result of the assessment performed, the Directors have concluded that the Group is able to continue in operation for a period of at least 12 months from the date of approving the consolidated financial statements and that it is appropriate to continue to adopt the going concern basis in preparing the consolidated financial statements.

Critical accounting judgements and estimates

Critical accounting judgements and estimates

The Group’s critical accounting judgements and estimates are disclosed in the Group’s Annual Report for the year ended 31 March 2022. The impact of recent energy price inflation, exacerbated by the war in Ukraine, has been factored into our latest forecasts and considered in our impairment review.

New accounting pronouncements adopted

New accounting pronouncements adopted

On 1 April 2021, the Group adopted certain new accounting policies where necessary to comply with amendments to IFRS, none of which had a material impact on the consolidated results, financial position or cash flows of the Group. Further details are provided in the Group’s annual report for the year ended 31 March 2021.

Basis of preparation changes to be adopted on or after 1 April 2022

It is expected that Turkey will meet the requirements to be designated as a hyper-inflationary economy under IAS 29 ‘Financial Reporting in Hyper-Inflationary Economies’ in the quarter ended 30 June 2022 and that the Group’s financial reporting relating to Turkey during the year ending 31 March 2023 will be in accordance with IAS 29. Under IAS 29, Turkish Lira results and non-monetary asset and liability balances are revalued to present value equivalent local currency amounts (adjusted based on an inflation index) before translation to euros at reporting-date exchange rates.